Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated September 8, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2026
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Dardanelles Capital, LP will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Capital Fund Management, S.A.	Multi-Strategy Strategies
Caspian Capital LP	Relative Value Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
Dardanelles Capital, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers, LLC	Event-Driven Strategies
Two Sigma Investments, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Callodine Capital Management, LP
Capital Fund Management, S.A.
Caspian Capital LP

Catalio Capital Management, LP
Dardanelles Capital, LP
D. E. Shaw Investment Management, L.L.C.
Fort Baker Capital Management LP
Harvest Fund Advisors LLC
Maren Capital LLC
Mariner Investment Group, LLC
Merritt Point Partners LLC
Mesarete Capital LLP and Mesarete Capital (US) LLC
Nephila Capital Ltd.
North Reef Capital Management LP
Oak Hill Advisors, L.P.
OT Research
Seiga Asset Management Limited
Seven Grand Managers, LLC
Two Sigma Investments, LP
Varick Capital Partners LP
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Callodine Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
Capital Fund Management, S.A.	Multi-Strategy Strategies	N/A
Caspian Capital LP	Relative Value Strategies	Fixed Income – Corporate
Catalio Capital Management, LP	Equity Hedge Strategies	Equity Long/Short
Dardanelles Capital, LP	Equity Hedge Strategies	Equity Long/Short
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Harvest Fund Advisors LLC	Equity Hedge Strategies	Equity Long/Short
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi / Commodity – Energy
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Oak Hill Advisors, L.P.	Relative Value Strategies	Fixed Income – Asset Backed
OT Research	Equity Hedge Strategies	Equity Market Neutral
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers, LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
Two Sigma Investments, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified

The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section of the Prospectus:

•
Dardanelles Capital, LP (“Dardanelles”), located at 33 Broad Street, Suite 300, Boston, MA 02109, is an investment adviser registered with the SEC. Dardanelles may manage a portion of the Fund’s assets using Equity Hedge Strategies. Founded in 2022, Dardanelles had approximately $84.2 million in assets under management as of August 31, 2026.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated September 8, 2026 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2026

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund (the “Board”), Dardanelles Capital, LP will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Dardanelles Capital, LP (“Dardanelles”). The principal owner of Dardanelles is Derek Brown.

Committees of the Board

Pursuant to action taken by the Board, Geoffrey D. Stein was appointed as a member of the Audit Committee and the Nominating and Governance Committee of the Board, effective August 12, 2026. Accordingly, the sub-sections of the “Management—Standing Committees” section of the Fund’s Statement of Additional Information are deleted in their entirety and replaced with the following:

Audit Committee

The Audit Committee of the Fund, which consists of Ms. Leopold and Messrs. Lawler and Stein, provides oversight with respect to the accounting and financial reporting policies and practices of the Fund and, among other things, considers the selection of an independent registered public accounting firm for the Fund and the scope of the audit, and approves all services proposed to be performed by the independent registered public accounting firm on behalf of the Fund and, under certain circumstances, BAIA and certain affiliates. The Audit Committee met three times during the most recent fiscal year.

Nominating and Governance Committee

The Nominating and Governance Committee of the Fund, which consists of Ms. Leopold and Messrs. Coates, Lawler and Stein, assists the Board in managing nominations and recommendations for service as a trustee and/or in various Board committee roles. It is the policy of the Nominating and Governance Committee to consider trustee nominees properly submitted by shareholders. In accordance with the terms of the Nominating and Governance Committee Charter, shareholders who wish to recommend a nominee should send a nomination to the Secretary of the Trust, which includes biographical information and sets forth the qualifications of a proposed nominee. The recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Nominating and Governance Committee and to serve if elected by shareholders. The Nominating and Governance Committee met three times during the most recent fiscal year.

Trustees and Officers

Effective immediately, the “Trustees” and “Officers” tables in the “Management” section of the Fund’s Statement of Additional Information are deleted in their entirety and replaced with the following:

Independent Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships/Trusteeships
Frank J. Coates (1964)	Trustee (Chair)	March 2013 – Present	Financial Industry Consultant, including as Executive in Residence (independent consultant), Dynasty Financial Partners (November 2024 – Present); Chief Technology Officer, Dynasty Financial Partners (July 2021 – September 2023)	1	None

Paul J. Lawler (1948)	Trustee	March 2013 – Present	Retired (2011 – Present)	1	Trustee, First Eagle Investment Management, LLC (32 portfolios);

Kristen M. Leopold (1967)	Trustee	March 2013 – Present	Chief Financial Officer, BK Realty Services LLC (April 2021–Present); Chief Financial Officer, WFL Real Estate Services LLC (2006 – April 2021)	2

Trustee, Macquarie Asset Management

(10 portfolios);

Trustee, Constitution Capital Access Fund, LLC;

Trustee, SEG Partners Long/Short Equity Fund;

Trustee, Blackstone Private Real Estate Credit and Income Fund

Geoffrey D. Stein (1962)	Trustee	July 2026 – Present	Chief Investment Officer for Global Asset Allocation, Fidelity Investments (February 2023 – July 2025); Portfolio Manager, Fidelity Investments (April 2009 – September 2023)	1	None

Interested Trustees:

Name and Year of Birth of Interested Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships/Trusteeships Held by Trustees
John M. Brown[3] (1959)	Trustee	March 2013 – Present	Retired (2004 – Present)	1	None

Peter Koffler[4] (1956)	Trustee	August 2012 – Present	Senior Advisory Director, Blackstone Inc. (“Blackstone”) (2026 – Present); Senior Managing Director,[5] Blackstone (2012 – 2026); General Counsel, Blackstone Multi-Asset Investing (“BXMA”) (2010 – December 2021); Chief Compliance Officer, BAIA (2018 – December 2020; July 2021 – January 2023)[6]	1	Director, Blackstone Multi-Strategy Hedge Fund L.P.

[1]

Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws.

[2]

As of the date of this SAI, the “Fund Complex” consists of BAMSF, the Blackstone Credit Closed-End Funds (Blackstone Senior Floating Rate 2027 Term Fund, Blackstone Long-Short Credit Income Fund, and Blackstone Strategic Credit 2027 Term Fund), Blackstone Private Credit Fund, Blackstone Private Multi-Asset Credit and Income Fund, Blackstone Private Real Estate Credit and Income Fund, and Blackstone Secured Lending Fund.

[3]

Mr. Brown is being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to a family member’s relationship with a Sub-Adviser to the Fund. Mr. Brown was treated as an Independent Trustee from February 26, 2025 through August 3, 2025.

[4]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his position with the Adviser and its affiliates.

[5]	Executive title, not a board directorship.
[6]	From time to time over approximately the past 15 years, Mr. Koffler served as Chief Compliance Officer of the registered investment advisers that are part of the BXMA division within Blackstone.

Officers:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	Co-President (Co-Principal Executive Officer); President (Principal Executive Officer)	July 2023 – Present August 2012 – July 2023	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)

Peter Koffler (1956)	Co-President (Co-Principal Executive Officer)	July 2023 – Present

Senior Advisory Director,[2] Blackstone

(2026 – Present);

Senior Managing Director,[2] Blackstone

(2012 – 2026);

General Counsel, BXMA (2010 – December 2021);

Chief Compliance Officer, BAIA (2018 – December 2020; July 2021 – January 2023)[3]

Stephen Adams (1984)	Chief Legal Officer	June 2023 – Present	Managing Director,[2] Blackstone (2026 – Present) Senior Vice President, Blackstone (2023 – 2025); Vice President, Blackstone (2021 – 2022); Associate, Ropes & Gray LLP (2014 – 2021)

Sarah Kassman (1991)	Secretary	February 2022 – Present	Assistant Vice President, Blackstone (2024 – Present); Associate, Blackstone (2022 – 2023); Analyst, Blackstone (2018 – 2021)

Kathryn Maki (1988)	Treasurer and Principal Financial and Accounting Officer	Treasurer (September 2026 – Present); Principal Financial and Accounting Officer (September 2026 – Present)	Principal, Blackstone (2025 – Present); Vice President, Blackstone (2023 – 2024); Director,[2] Blackstone (2022); Assistant Vice President, Blackstone (2018 – 2021)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
William Renahan (1969)	Chief Compliance Officer	August 2022 – Present	Managing Director,[2] Blackstone (May 2022 – Present); Senior Managing Director,[2] Duff & Phelps Investment Management (2017 – May 2022)
Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Managing Director,[2] Blackstone (2022 – Present); Senior Vice President, Blackstone (2016 – 2021)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.
[3]	From time to time over approximately the past 15 years, Mr. Koffler has served as Chief Compliance Officer of the registered investment advisers that are part of the BXMA division within Blackstone.

Shareholders should retain this Supplement for future reference.